Label	Element	Value
Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Guardian Small Cap Value Diversified VIP Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table shows the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses shown in the table would be higher. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below. For information about these charges, fees and expenses, please refer to the applicable contract or policy prospectus.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2027
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment, if applicable.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the end of its most recent fiscal year, the Fund's portfolio turnover rate was 154% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	154.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index (the "Index").

Although expected to change frequently, as of March 31, 2026, the market capitalization range of the Index was approximately $18.3 million to $33.8 billion. The Fund may invest in depositary receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including, without limitation: securities convertible into common stocks; shares of real estate investment trusts ("REITs"); warrants and rights to purchase common stocks; preferred stocks; and exchange-traded master limited partnerships.

The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Boston Partners Global Investors, Inc. (the "Subadviser") uses a value approach to select the Fund's investments. Using this investment style, the Subadviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Subadviser believes to be their intrinsic values. The Subadviser employs a bottom-up strategy, focusing on undervalued industries that the Subadviser believes are experiencing positive change. The Subadviser then uses both qualitative and quantitative methods to assess a security's potential value. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Subadviser looks for in selecting investments include, without limitation: increasing returns on invested capital; companies who have demonstrated an ability to generate high return on invested capital ("ROIC"); companies which provide solid cash flows with appropriate capital; potential catalysts such as new products, cyclical upturns and changes in management; and low market valuations relative to earnings forecast, book value, cash flow and sales.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public. The Subadviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Subadviser constantly monitors and adjusts as appropriate.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and additional indexes. The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 2000 Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund engaged the Subadviser and modified its principal investment strategies as of May 1, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior manager and principal investment strategies.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and additional indexes.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 2000 Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.guardianlife.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Returns (by calendar year)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Highest Quarterly Return: 30.29% (4th Q 2020) Lowest Quarterly Return: -39.08% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	30.29%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(39.08%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund.
Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The financial and securities markets are very volatile and may be affected by political, regulatory, social, economic, and other global market developments and disruptions, including those arising out of geopolitical events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural disasters, terrorism, and governmental or quasi-governmental actions. These events, or the threat or potential of one or more such events and developments, may negatively affect issuers, industries and markets worldwide and adversely affect the Fund and its investments. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. Changes to the market value of securities in which the Fund invests may be rapid and unpredictable. The price, value or liquidity of the Fund's investments may decline and will fluctuate, sometimes rapidly and unpredictably, in response to general market conditions (such as recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, such as sanctions) or other factors. Different sectors of the market, issuers, and security types may react differently to such developments.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Issuer Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Issuer Risk. The Fund's investments may be adversely affected by a number of factors that directly relate to the issuer of securities held by the Fund, such as its earnings prospects and overall financial position. In addition, an issuer in which the Fund invests, or to which it has exposure, may perform poorly because of poor management decisions or other events, conditions, or factors, which could also negatively affect the Fund.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Active Management Risk. The Fund is actively managed by the Subadviser. The Fund may actively and frequently trade portfolio securities, which may lead to higher transaction costs that may negatively affect the Fund's performance. There is no guarantee that the Subadviser's investment techniques, risk analysis, and judgment implemented in making investment decisions for the Fund will be accurate or will produce the desired outcome. As a result, the Fund may be adversely affected and may underperform its benchmark index or funds with similar investment objectives.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk. The price or value of the Fund's investments in a company's equity securities, such as common or preferred stock, may rise or fall rapidly or unpredictably and are subject to real or perceived changes in the company's financial condition and overall market and economic conditions. Equity securities are normally more volatile than fixed-income investments. Common stocks generally represent the riskiest investment in a company and preferred stocks generally rank junior to a company's debt with respect to dividends, which the company may or may not declare.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Small-Capitalization Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small-Capitalization Company Risk. The Fund's investments in small-capitalization companies may involve greater risks than those associated with mid- or large-capitalization companies. The securities issued by small-capitalization companies may be more speculative, less liquid, more volatile, and more vulnerable to economic, market and industry changes than mid- or large-capitalization companies for reasons that may include more limited financial and human resources, relatively short operating histories and limited product lines.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Special Situations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Special Situations Risk. Investing in companies undergoing reorganization, restructuring or a spin-off involves special risks, including that the transaction may not be completed on the terms or time frame contemplated (if at all), it may be difficult to obtain information on the financial condition of such companies, the issuer's management may be addressing a type of situation with which it has little experience, and the fact that the market prices of such securities are subject to above-average price volatility.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mid-Capitalization Company Risk. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large-capitalization companies. Mid-capitalization companies tend to have limited product and market diversification and financial resources, which may negatively affect their performance. In addition, mid-capitalization companies may have less experienced management and be more vulnerable to adverse developments than larger companies.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Value Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Value Investment Style Risk. Different investment styles tend to perform differently and shift in and out of favor depending on changes in market and economic sentiment and conditions. The Fund invests in stocks believed by the Subadviser to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. Thus, the Fund may underperform other equity funds that employ a different investment style.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk. Depositary receipts, or receipts issued by a bank, reflect ownership of underlying securities issued by foreign companies and involve risks similar to the risks associated with investments in foreign securities. There may be limited information available for depositary receipts, and holders of depositary receipts may have limited voting or other rights. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Foreign Investment and Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment and Currency Risk. Foreign investments, or exposure to foreign markets, present greater risks than investing in securities of U.S. issuers. Foreign securities are particularly susceptible to liquidity and valuation risk and may be especially volatile. These investments are subject to additional risks, including: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions, tariffs, or other measures by the United States or other governments and supranational organizations. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Economic sanctions and other similar governmental actions or developments could, among other things, adversely impact the value and liquidity of the Fund's foreign investments and the Fund's ability to invest in foreign investments and thus make the Fund's investments in such securities less liquid or illiquid. The Fund's foreign investments that are denominated in or provide exposure to a foreign currency may be negatively affected by a decline in the foreign currency's value relative to the U.S. dollar. The value of foreign currencies may fluctuate quickly and significantly and may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, and less stringent investor protections and disclosure standards.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk. Debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities. The market value of a convertible security performs like that of a regular debt security but because a portion of the convertible security's value is based on common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. Certain types of convertible securities may decline in value or lose their value entirely in the event the issuer's financial condition becomes significantly impaired.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Initial Public Offering Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Initial Public Offering Risk. Securities purchased by the Fund in IPOs expose the Fund to the risks associated with companies that have limited operating histories as public companies, and the issuers may be small-capitalization companies or operate in emerging industries. There can be no assurance that the Subadviser will identify attractive IPOs or that securities issued in attractive IPOs will be available to the Fund in sufficient quantities. The price of securities purchased in IPOs may be particularly volatile and may decline shortly after the IPO concludes.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Master Limited Partnerships Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Master Limited Partnerships Risk. Investing in master limited partnerships ("MLPs") involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These investments also entail risks related to fluctuations in the energy sector, including energy price volatility and decreases in supply of or demand for energy commodities, as well as unique tax consequences resulting from the partnership structure and various other risks, including limited control and voting rights and potential conflicts of interest. In addition, MLPs may experience limited trading volumes and, thus, may be relatively illiquid or volatile at times.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Warrants Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Warrants Risk. A warrant grants the holder the right but not the obligation to purchase from an issuer (a call warrant) or sell to an issuer (a put warrant) equity securities of the issuer at a specific price for a specific period of time. The value of a warrant may not necessarily reflect the value of the underlying securities and is subject to the risks associated with the underlying securities, including market risk. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Preferred Securities Risk. Preferred securities represent an equity or ownership interest in an issuer. Preferred securities are subject to many of the risks to which common stock and debt securities are subject. Preferred securities normally pay dividends at a specified rate and take precedence over common stock in the event the issuer is liquidated or declares bankruptcy. In some cases, preferred stock dividends are not paid at a stated rate and may vary depending on an issuer's financial performance. If interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of such securities to decline.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Investment Trusts Risk. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. REITs can also realize capital gains by selling properties that have appreciated in value. REITs are subject to interest rate risk and other risks.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Portfolio Turnover Risk. To the extent the Fund engages in active trading, it may have high portfolio turnover. Frequent purchases and sales of portfolio investments may result in higher Fund expenses, such as higher brokerage fees or other transaction costs, which may negatively affect the Fund's performance.

Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) | Guardian Small Cap Value Diversified VIP Fund | Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund)
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,325
Guardian Small Cap Value Diversified VIP Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.01%
Guardian Small Cap Value Diversified VIP Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.33%
Guardian Small Cap Value Diversified VIP Fund | Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund)
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	2.43%
Annual Return [Percent]	oef_AnnlRtrPct	17.72%
Annual Return [Percent]	oef_AnnlRtrPct	(20.86%)
Annual Return [Percent]	oef_AnnlRtrPct	16.95%
Annual Return [Percent]	oef_AnnlRtrPct	7.57%
Annual Return [Percent]	oef_AnnlRtrPct	6.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.88%
Performance Inception Date	oef_PerfInceptionDate	Oct. 21, 2019

[1]	Park Avenue Institutional Advisers LLC, the Fund's investment manager (the "Manager"), has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.05% of the Fund's average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees.